Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net

	December 31,
($ in millions)	2025	2024
Trade and other receivables, gross	527	469
Allowance for credit losses (1)	(1)	(1)
Trade and other receivables, net	526	468
(1) As of and for the years ended December 31, 2025, 2024, and 2023, balances and activity related to the allowance for credit losses were immaterial.